Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 188	$ 195	$ (443)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Amortization of fixed maturity discounts and premiums and limited partnerships	(77)	(55)	84
Net investment losses (gains)	220	143	1,041
Charges assessed to policyholders	(690)	(506)	(442)
Acquisition costs deferred	(637)	(587)	(476)
Amortization of deferred acquisition costs and intangibles	598	626	569
Goodwill impairment	29
Deferred income taxes	(352)	(333)	(498)
Gain on sale of subsidiary	(36)		(4)
Net increase (decrease) in trading securities, held-for-sale investments and derivative instruments	1,451	(100)	(59)
Stock-based compensation expense	31	44	26
Change in certain assets and liabilities:
Accrued investment income and other assets	(140)	(33)	(90)
Insurance reserves	2,507	2,413	2,811
Current tax liabilities	131	(173)	(119)
Other liabilities and other policy-related balances	(98)	(298)	(469)
Net cash from operating activities	3,125	1,336	1,931
Cash flows from investing activities:
Fixed maturity securities	5,233	4,589	4,105
Commercial mortgage loans	912	769	710
Restricted commercial mortgage loans related to securitization entities	96	52
Proceeds from sales of investments:
Fixed maturity and equity securities	6,284	4,643	5,808
Purchases and originations of investments:
Fixed maturity and equity securities	(11,885)	(13,237)	(9,869)
Commercial mortgage loans	(300)	(105)
Other invested assets, net	(527)	1,579	(314)
Policy loans, net	(79)	(68)	431
Net cash transferred related to the sale of a subsidiary	211		(51)
Payments for businesses purchased, net of cash acquired	(4)	(37)
Net cash from investing activities	(59)	(1,815)	820
Cash flows from financing activities:
Deposits to universal life and investment contracts	2,664	2,737	2,271
Withdrawals from universal life and investment contracts	(3,688)	(4,429)	(7,975)
Short-term borrowings and other, net	(38)	(777)	(375)
Redemption and repurchase of non-recourse funding obligations	(130)	(6)	(12)
Proceeds from the issuance of long-term debt	545	1,204	298
Repayment and repurchase of long-term debt	(760)	(6)	(898)
Proceeds from issuance of common stock			622
Repayment of borrowings related to securitization entities	(96)	(61)
Repurchase of subsidiary shares	(71)	(131)
Dividends paid to noncontrolling interests	(67)	(43)	(10)
Proceeds from the sale of subsidiary shares to noncontrolling interests			770
Net cash from financing activities	(1,641)	(1,512)	(5,309)
Effect of exchange rate changes on cash and cash equivalents	(69)	121	232
Net change in cash and cash equivalents	1,356	(1,870)	(2,326)
Cash and cash equivalents at beginning of period	3,132	5,002	7,328
Cash and cash equivalents at end of period	$ 4,488	$ 3,132	$ 5,002